Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38889
Entity Registrant Name	SCIPLAY CORPORATION
Entity Central Index Key	0001760717
Entity Tax Identification Number	83-2692460
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6601 Bermuda Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	897-7150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001 per share
Trading Symbol	SCPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true